Fair Value Measurements Nonrecurring (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 1,105,985		$ 777,280		$ 1,035,408
Held-to-maturity Securities, Fair Value Disclosure	196,382		194,350		31,824
Mortgage servicing rights	415,980		494,547		648,821
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Collateral-dependent loans	29,582		62,183
Other real estate owned	20,934		46,578
Mortgage servicing rights	373,735	[1]	445,195	[1]
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			0
Held-to-maturity Securities, Fair Value Disclosure					0
Collateral-dependent loans	0		0		0
Other real estate owned	0		0		0
Mortgage servicing rights	0	[1]	0	[1]
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	2,171,991
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Held-to-maturity Securities, Fair Value Disclosure					0
Collateral-dependent loans	0		0		0
Other real estate owned	1,200		0		0
Mortgage servicing rights	0	[1]	0	[1]
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			0
Held-to-maturity Securities, Fair Value Disclosure					196
Collateral-dependent loans	29,582		62,183		116,421
Other real estate owned	19,734		46,578		26,903
Mortgage servicing rights	373,735	[1]	445,195	[1]
Change During Period, Fair Value Disclosure [Member] | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			1,385
Collateral-dependent loans	1,999		11,831
Other real estate owned	3,885		10,389
Mortgage servicing rights	30,135	[1]	39,455	[1]
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			13,010
Held-to-maturity Securities, Fair Value Disclosure					196
Collateral-dependent loans			62,183		116,421
Other real estate owned			46,578		26,903
Mortgage servicing rights			445,195
Fair Value, Total Losses [Member] | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure			1,385
Held-to-maturity Securities, Fair Value Disclosure					1,738
Collateral-dependent loans			11,831		27,651
Other real estate owned			10,389		6,701
Mortgage servicing rights			$ 39,455

[1]	The fair value for mortgage servicing rights represents the value of the impaired strata.